Long-Term Debt - NOK Bonds - Additional Information (Details) $ in Thousands, kr in Billions	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 NOK (kr)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Carrying amount of debt	$ 1,881,562		$ 1,881,562			$ 1,987,558
Foreign exchange gains (losses)	(7,243)	$ 8,443	$ (7,974)	$ 7,170
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Bonds
Debt Instrument [Line Items]
Senior unsecured bonds issued | kr					kr 3.1
Carrying amount of debt	357,454		$ 357,454			$ 352,973
Bonds | Foreign Exchange Contract
Debt Instrument [Line Items]
Transfer of principal amount	$ 382,500		$ 382,500
Bonds | Minimum [Member] | Foreign Exchange Contract
Debt Instrument [Line Items]
Fixed interest rate	5.92%		5.92%		5.92%
Bonds | Maximum [Member] | Foreign Exchange Contract
Debt Instrument [Line Items]
Fixed interest rate	7.89%		7.89%		7.89%
Bonds | NIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.70%
Bonds | NIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			6.00%